Financial instruments (Details 4)	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	₨ 0		₨ 163,728,000
Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities | $		$ 0		$ 2,213
Derivative financial assets	₨ 0		₨ 137,500